Segments and Geographic Information (Details) - Schedule of Sales Revenues - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Segment Reporting Information [Line Items]
Total, sales revenues	$ 925,759	$ 4,109,736
Total, sales revenues, percentage	100.00%	100.00%
Total, direct costs	$ 936,314	$ 3,641,309
Total, direct costs, percentage	100.00%	100.00%
Total, gross profit (loss)	$ (10,555)	$ 468,427
Total, gross profit (loss), percentage	100.00%	100.00%
NEVs sales [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 884,083	$ 3,208,591
Total, sales revenues, percentage	95.00%	78.00%
Total, direct costs	$ 882,160	$ 3,186,391
Total, direct costs, percentage	94.00%	88.00%
Total, gross profit (loss)	$ 1,923	$ 22,200
Total, gross profit (loss), percentage	(18.00%)	5.00%
Franchisees service revenues [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 13,527	$ 901,145
Total, sales revenues, percentage	2.00%	22.00%
Total, direct costs	$ 28,275	$ 454,918
Total, direct costs, percentage	3.00%	12.00%
Total, gross profit (loss)	$ (14,748)	$ 446,227
Total, gross profit (loss), percentage	140.00%	95.00%
Other service revenues [Member]
Segment Reporting Information [Line Items]
Total, sales revenues	$ 28,149
Total, sales revenues, percentage	3.00%
Total, direct costs	$ 25,879
Total, direct costs, percentage	3.00%
Total, gross profit (loss)	$ 2,270
Total, gross profit (loss), percentage	(22.00%)